UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1. Report to Stockholders.

Tortoise VIP MLP & Pipeline Portfolio

Class II (TVPTX)

2014 Semi-Annual Report
May 31, 2014

2	2014 Semi-Annual Report

Table of contents

Portfolio information	3

Expense example	5

Financial statements	6

Notes to financial statements	10

Additional information	13

Contacts	15

(unaudited)
Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

2014 Semi-Annual Report	3

Portfolio information at May 31, 2014

Basic portfolio facts

Key highlights

Before investing in the portfolio, investors should consider their investment goals, time horizons and risk tolerance. The portfolio may be an appropriate investment for investors who are seeking:

  Access to growing North American pipeline network

  Asset class has attractive total return and overall portfolio diversification potential

  Long-lived assets correspond with long-term investment horizon

  Actively managed portfolio of pipeline companies (MLPs, general partners, corporations)

  Expertise of MLP investment pioneer

  No K-1s, no unrelated business taxable income

Top ten holdings (% of long-term investments)
1.	Spectra Energy Corp.	9.0%
2.	Williams Companies, Inc.	8.6%
3.	NiSource Inc.	7.5%
4.	ONEOK, Inc.	7.5%
5.	EQT Corp.	6.7%
6.	Enbridge Inc.	6.0%
7.	Plains GP Holdings, LP	4.2%
8.	Enterprise Products Partners L.P.	4.0%
9.	TransCanada Corp.	4.0%
10.	Pembina Pipeline Corp.	3.9%

Portfolio and process

Through its in-house research coverage of companies throughout the entire energy value chain, Tortoise’s investment process uses a bottom-up, fundamentals-based approach. Tortoise believes its process is a competitive advantage, allowing it to evaluate risk and reward intelligently across the energy infrastructure universe.

Portfolio statistics

By asset type

By ownership structure

(unaudited)
Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

4	2014 Semi-Annual Report

Variable investment options are subject to market risk, including loss of principal, and are suitable for long-term investing, particularly for retirement. An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There are charges and expenses associated with annuities and variable life insurance products, including mortality and expense risk charges, administrative fees, expenses for optional riders and deferred sales charges for early withdrawals. Withdrawals before age 59 1/2 may be subject to a 10 percent IRS penalty.

Investing involves risk. Principal loss is possible. This portfolio is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified portfolio. Therefore, the portfolio is more exposed to individual stock volatility than a diversified portfolio. Investing in specific sectors such as energy infrastructure may involve greater risk and volatility than less concentrated investments. Risks include, but are not limited to, risks associated with companies owning and/or operating pipelines and complementary assets, as well as Master Limited Partnerships (MLPs), MLP affiliates, capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The tax benefits received by an investor investing in the portfolio differs from that of a direct investment in an MLP by an investor. The value of the portfolio’s investment in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation, reducing the amount of cash available for distribution to the portfolio which could result in a reduction of the portfolio’s value. Investments in foreign issuers involve risk not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks related to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risk and market practices, as well as fluctuations in foreign currencies. The portfolio invests in small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The portfolio may also write call options which may limit the portfolio’s ability to profit from increases in the market value of a security, but cause it to retain the risk of loss should the price of the security decline.

Nothing contained on this communication constitutes tax, legal, or investment advice. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation.

This report reflects our views and opinions as of the date herein, which are subject to change at any time based on market and other conditions. We disclaim any responsibility to update these views. The views should not be relied on as investment advice or an indication of trading intent on behalf of the portfolio.

Portfolio holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

2014 Semi-Annual Report	5

Expense example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 30, 2014 – May 31, 2014).

Actual expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period[1]
	(04/30/14)	(05/31/14)	(04/30/14 to 05/31/14)
Class II Actual[2]	$1,000.00	$1,036.00	$1.30
Class II Hypothetical
(5% annual return before expenses)	$1,000.00	$1,002.97	$1.28

1 Expenses are equal to the Fund’s annualized expense ratio for the period from inception through May 31, 2014 of 1.50%, multiplied by the average account value over the period, multiplied by 31/365 to reflect the period since inception.
2 Based on the actual returns for the period from April 30, 2014 through May 31, 2014 of 3.60%.

Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

6	2014 Semi-Annual Report

Schedule of Investments (unaudited)
May 31, 2014

	Shares	Fair Value
Common Stock — 75.6%[1]

Canadian Crude/Refined Products Pipelines — 12.9%[1]
Enbridge, Inc.	260	$12,348
Inter Pipeline Ltd.	214	6,270
Pembina Pipeline Corp.	204	8,054
		26,672

Canadian Natural Gas Pipelines — 5.4%[1]
Keyera Corp.	45	3,048
TransCanada Corp.	176	8,210
		11,258

United States Crude/Refined Products Pipelines — 7.2%[1]
Plains GP Holdings, LP	316	8,722
SemGroup Corp.	91	6,182
		14,904

United States Local Distribution Pipelines — 10.9%[1]
CenterPoint Energy, Inc.	299	7,212
NiSource Inc.	412	15,396
		22,608

United States Natural Gas Gathering Pipelines — 4.0%[1]
EnLink Midstream, LLC	101	4,168
Targa Resources Corp.	36	4,139
		8,307

United States Natural Gas Pipelines — 34.5%[1]
EQT Corp.	129	13,788
National Fuel Gas Co.	83	6,225
ONEOK, Inc.	238	15,349
Spectra Energy Corp.	456	18,504
Williams Companies, Inc.	376	17,657
		71,523

United States Other Energy Infrastructure — 0.7%[1]
NRG Yield, Inc.	33	1,548
Total Common Stock
(Cost $155,098)		156,820

Master Limited Partnerships — 23.4%[1]

United States Crude/Refined Products Pipelines — 11.7%[1]
Buckeye Partners, L.P.	26	2,040
Genesis Energy, L.P.	28	1,596
Magellan Midstream Partners, L.P.	63	5,158
MPLX LP	26	1,486
Oiltanking Partners LP	11	980
Phillips 66 Partners LP	17	1,029
Plains All American Pipeline, L.P.	102	5,760
Sunoco Logistics Partners L.P.	39	3,588
Tesoro Logistics LP	29	2,022
Valero Energy Partners LP	12	533
		24,192

United States Natural Gas Gathering Pipelines — 5.5%[1]
Access Midstream Partners LP	41	2,583
DCP Midstream Partners, LP	28	1,504
MarkWest Energy Partners LP	50	3,097
Targa Resources Partners LP	15	1,019
Western Gas Equity Partners LP	20	1,039
Western Gas Partners LP	29	2,088
		11,330

United States Natural Gas Pipelines — 6.2%[1]
Energy Transfer Equity, L.P.	71	3,618
Enterprise Products Partners L.P.	111	8,305
Regency Energy Partners LP	37	1,029
		12,952
Total Master Limited Partnerships
(Cost $47,607)		48,474

Short-Term Investment — 63.5%[1]

United States Investment Company — 63.5%[1]
Invesco Liquid Assets Portfolio, 0.06%[2]
(Cost $131,613)	131,613	131,613
Total Investments — 162.5%[1]
(Cost $334,318)		336,907
Other Assets and Liabilities, Net — (62.5%)[1]		(129,579)
Total Net Assets — 100.0%[1]		$207,328

1 Calculated as a percentage of net assets.
2 Rate indicated is the current yield as of May 31, 2014.

See accompanying Notes to Financial Statements.
Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

2014 Semi-Annual Report	7

Statement of Assets & Liabilities (unaudited)
May 31, 2014

Assets:
Investments, at fair value (cost $334,318)	$336,907
Dividends & interest receivable	99
Receivable for Adviser expense reimbursement	21,096
Total assets	358,102
Liabilities:
Payable for investment securities purchased	130,548
Payable for capital shares redeemed	3
Payable to Adviser	53
Payable for fund administration & accounting fees	6,944
Payable for compliance fees	1,023
Payable for custody fees	620
Payable for transfer agent fees & expenses	3,658
Payable to trustees	806
Accrued expenses	7,094
Accrued distribution & shareholder service fees	25
Total liabilities	150,774
Net Assets	$207,328
Net Assets Consist of:
Capital Stock	$204,692
Undistributed net investment income	23
Undistributed net realized gain on investments	24
Net unrealized appreciation on investments	2,589
Net Assets	$207,328

Class II
Net Assets	$207,328
Shares issued and outstanding[1]	20,006
Net asset value, redemption price
and offering price per share	$10.36

1 Unlimited shares authorized

Statement of Operations (unaudited)
Period from April 30, 2014[1] to May 31, 2014

Investment Income:
Dividends from common stock	$114
Less: foreign taxes withheld	(5)
Net dividend income from common stock	109
Distributions received from master
limited partnerships	67
Less: return of capital on distributions	(61)
Net distribution income from master
limited partnerships	6
Interest income	1
Total investment income	116
Expenses:
Fund administration & accounting fees (See Note 5)	6,944
Audit & tax fees	4,650
Transfer agent fees & expenses (See Note 5)	3,658
Legal fees	1,116
Compliance fees (See Note 5)	1,023
Registration fees	930
Trustee fees (See Note 5)	806
Shareholder communication fees	713
Other	651
Custody fees (See Note 5)	620
Advisory fees (See Note 5)	53
Distribution and shareholder service fees —
Class II (See Note 6)	25
Total expenses before reimbursement	21,189
Less: expense reimbursement by Adviser	(21,096)
Net expenses	93
Net Investment Income	23

Realized and Unrealized Gain
on Investments and Translations
of Foreign Currency:
Net realized gain on investments, including
foreign currency gain (loss)	24
Net change in unrealized appreciation
on investments and translations of
foreign currency	2,589
Net Realized and Unrealized Gain on
Investments and Translations of
Foreign Currency:	2,613
Net Increase in Net Assets Resulting
from Operations	$2,636

1 Inception date of the Fund.

See accompanying Notes to Financial Statements.
Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

8	2014 Semi-Annual Report

Statement of Changes in Net Assets (unaudited)
Period from April 30, 2014[1] to May 31, 2014

Operations
Net investment income	$23
Net realized gain on investments, including foreign currency gain (loss)	24
Net change in unrealized appreciation of investments and translations of foreign currency	2,589
Net increase in net assets resulting from operations	2,636
Capital Share Transactions
Class II:
Proceeds from shares sold	204,695
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(3)
Net increase in net assets resulting from capital share transactions	204,692
Distributions to Shareholders	—
Total Increase in Net Assets	207,328
Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $23)	$207,328

1 Inception date of the Fund.

See accompanying Notes to Financial Statements.
Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

2014 Semi-Annual Report	9

Financial Highlights (unaudited)
Period from April 30, 20141 to May 31, 2014

Per Common Share Data[2]
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	— [3]
Net realized and unrealized gain on investments and translations of foreign currency	0.36
Total from investment operations	0.36
Less distributions from:
Net investment income	—
Net realized gains	—
Total distributions	—
Net asset value, end of period	$10.36
Total Return[4]	3.60%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$207
Ratio of expenses to average net assets:
Before expense reimbursement[5]	340.90%
After expense reimbursement[5]	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[5]	(339.03)%
After expense reimbursement[5]	0.37%
Portfolio turnover rate[4]	1%

1 Inception date of the Fund.
2 For a Fund share outstanding for the entire period.
3 Amount per share is less than $0.01.
4 Not annualized.
5 Annualized.

See accompanying Notes to Financial Statements.
Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

10	2014 Semi-Annual Report

Notes to Financial Statements (unaudited)
May 31, 2014

1. Organization

Tortoise VIP MLP & Pipeline Portfolio (the “Fund”) is a non-diversified series of Managed Portfolio Series (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the Fund is total return. The Fund seeks to achieve its objective by investing primarily in equity securities of master limited partnerships (“MLPs”) and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids. The Fund commenced operations on April 30, 2014. The Fund currently offers two classes of shares: Class I and Class II. As of May 31, 2014, Class I shares were not yet available. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal income taxes — The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of May 31, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations. During the period ended May 31, 2014, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security transactions, income and distributions — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend and distribution income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments in MLPs generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

For the period from April 30, 2014 (commencement of operations) through May 31, 2014, the Fund has estimated approximately 9% of distributions from MLPs to be from investment income with the remaining balance to be return of capital.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually in December. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of income, expenses and gains/losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Class II shares. Shareholder service fees are expensed at 0.15% of average daily net assets of Class II shares. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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2014 Semi-Annual Report	11

Notes to Financial Statements (unaudited) (continued)

3. Securities valuation

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.

Level 2 —	Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Common stock (including MLPs) — Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Common stock	$156,820	$—	$—	$156,820
Master limited
partnerships	48,474	—	—	48,474
Short-term investment	131,613	—	—	131,613
Total investments
in securities	$336,907	$—	$—	$336,907

Refer to the Fund’s Schedule of Investments for additional industry information. Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

4. Concentration risk

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of MLP and pipeline companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.

5. Investment advisory fee and other transactions with affiliates

The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.50% of average daily net assets of the Fund’s Class II shares. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to possible reimbursement by the Fund to the Adviser within three years after the fees have been waived and/or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least April 30, 2015. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
11/30/2017	$21,096

Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

12	2014 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended May 31, 2014 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

6. Distribution & shareholder servicing fees

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in Class II only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Class II average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended May 31, 2014, Class II incurred expenses of $25 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of Class II. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended May 31, 2014, Class II incurred $9 of shareholder servicing fees under the Agreement.

7. Capital share transactions

For the Period from
April 30, 2014 [1] to
TRANSACTIONS IN SHARES:	May 31, 2014
Shares sold	20,006
Shares issued to holders in reinvestment of distributions	—
Shares redeemed	—
Net increase in shares outstanding	20,006

1 Inception date of the Fund.

8. Investment transactions

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended May 31, 2014, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$203,514	$772

9. Federal tax information

As of May 31, 2014, the cost basis for investments for federal income tax purposes was as follows:

Cost of investments	$334,311
Gross unrealized appreciation	2,816
Gross unrealized depreciation	(220)
Net unrealized appreciation	$2,596

There were no distributions made by the Fund during the period ended May 31, 2014.

10. Control ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2014, Jefferson National Life Insurance Company, for the benefit of its customers, owned 75.0% and Tortoise Capital Advisors, L.L.C. owned 25.0% of the outstanding shares of the Fund.

Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

2014 Semi-Annual Report	13

Additional Information (unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 24-25, 2014, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Tortoise Capital Advisors, L.L.C. (“Tortoise”) regarding the Tortoise VIP MLP & Pipeline Portfolio (the “Fund”) (the “Investment Advisory Agreement”). The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Tortoise and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of proposed Investment Advisory Agreement (“Support Materials”). Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed to be relevant, including the following: (1) the nature, extent, and quality of the services to be provided by Tortoise with respect to the Fund; (2) the cost of the services to be provided and the profits to be realized by Tortoise and its affiliates from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Tortoise and its affiliates resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the Support Materials, the Board concluded that the overall arrangements between the Trust and Tortoise as will be set forth in the Investment Advisory Agreement as it relates to the Fund are fair and reasonable in light of the services that Tortoise will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to the Fund, noting that such services will include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by Tortoise on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Trustees also considered Tortoise’s capitalization, its assets under management ($14.2 billion as of December 31, 2013), and the sound performance of the Tortoise MLP & Pipeline Fund, an existing series of the Trust managed by Tortoise with substantially similar investment strategies to those of the Fund, as well as other series of the Trust that Tortoise advises. The Trustees also considered Tortoise’s affiliation with Montage Investments, LLC, an SEC-registered investment-adviser which, through itself and its numerous advisory subsidiaries, oversees approximately $19 billion in assets under management. The Trustees also considered Tortoise’s significant experience investing in the energy industry, the experience and investment philosophy of its portfolio managers, and the very strong asset growth of the Tortoise MLP & Pipeline Fund. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Tortoise proposes to provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the proposed annual management fee that the Fund will pay to Tortoise in the amount of 0.85% of the Fund’s average annual daily net assets, as well as Tortoise’s profitability (12 month pro-forma) for services that Tortoise and its affiliates will render to the Fund. In this regard, the Trustees noted that Tortoise and its affiliates expect to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund in excess of Rule 12b-1 and shareholder servicing fees paid by the Fund. The Trustees noted that because Tortoise manages a limited number of separately managed accounts with similar investment strategies to that of the Fund, a comparison of the Fund’s proposed advisory fee to such accounts would not be meaningful, but that the proposed advisory fee for the Fund is consistent with the advisory fees Tortoise charges its other registered funds. The Trustees also noted that Tortoise had contractually agreed, for a period of at least one year from the effective date of the Fund’s prospectus, to reduce its management fees, and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s Prospectus. The Trustees concluded that Tortoise’s service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data. The Trustees considered an analysis comparing the contractual expenses borne by the Fund and those of funds in the same Morningstar benchmark category. The Trustees noted that the Fund’s management fee was slightly lower than the average fee for the benchmark category and that the projected total expenses of the Class I shares were lower than the average total expenses (after fee waivers and expense reimbursements) for funds comprising the benchmark category. The total expenses of the Class II shares, which includes a 25 basis point 12b-1 fee and a 15 basis point shareholder servicing fee, were higher than the average total expenses (after fee waivers and expense reimbursements) for funds comprising the benchmark category. While recognizing that it is difficult to compare advisory fees because the scope advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tortoise’s proposed advisory fee is reasonable.

Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

14	2014 Semi-Annual Report

Additional Information (unaudited) (continued)

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund did not contain breakpoints. The Trustees noted that the Fund is newly organized and that an increase in assets would most likely not lead to a correspondingly proportionate decrease in the level of advisory services that Tortoise would need to provide to the Fund at the present time. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but considered revisiting this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees noted that Tortoise does not expect to utilize soft dollar arrangements or affiliated brokers with respect to portfolio transactions. While the Trustees noted that Rule 12b-1 fees will be paid to Tortoise and its affiliates as compensation for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that Tortoise and its affiliates expect to incur will exceed the expected Rule 12b-1 payments from the Fund. The Trustees concluded that Tortoise will not receive any other material financial benefits from services rendered to the Fund.

Availability of fund portfolio information

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

Availability of proxy voting information

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

2014 Semi-Annual Report	15

Contacts

Board of Trustees

Roel Campos, Esq.
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern

Investment Adviser

Tortoise Capital Advisors, L.L.C.
11550 Ash Street, Suite 300
Leawood, KS 66211

Investment Committee

Kevin Birzer, CFA
Zach Hamel, CFA
Ken Malvey, CFA
Terry Matlack, CFA
David Schulte, CFA

Adviser Marketing Support

Montage Investments, LLC
4200 West 115th Street, Suite 240
Leawood, KS 66211

Independent Registered Public
Accounting Firm

Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

Transfer Agent, Fund Accountant
and Fund Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

Fund Counsel

Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
PO Box 9729
Portland, ME 04104

855-TCA-FUND (855-822-3863)

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

Tortoise VIP MLP & Pipeline Portfolio	www.tortoiseadvisors.com

Investment Adviser to
Tortoise VIP MLP & Pipeline Portfolio

11550 Ash Street, Suite 300
Leawood, KS 66211

www.tortoiseadvisors.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first and second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	July 31, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	July 31, 2014

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	July 31, 2014

* Print the name and title of each signing officer under his or her signature.